Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,200,000.00
Previously Paid Amount	0.00
Total Fee Amount	441.92
Total Offset Amount	0.00
Net Fee	441.92
Narrative - Max Aggregate Offering Price	$ 3,200,000.00
Final Prospectus	true